22. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On July 1, 2017, the Company notified nine employees that they would be taken off the Company’s payroll until the Company green lights a project for production.

On July 10, 2017, one of the Principal Sellers of 42 West exercised a Put Right and caused the Company to purchase 8,134 shares of Common Stock for $75,000.

On July 18, 2017, the Company entered into a convertible promissory note agreement with an unrelated third party and received $250,000. The note bears interest at 10% per annum and matures on July 19, 2018. The holder of the convertible note has the right to convert all or a portion of the Principal and any accrued interest into shares of common stock of the Company at price which is (i) the 90 trading-day average price per share as of the date of the Notice of Conversion or (ii) if an Eligible Offering, as defined in the agreement has occurred, 95% of the public offering share price.

On July 26, 2017, the Company entered into a subscription agreement to sell a convertible promissory note in the amount of $250,000 to an unrelated party. The convertible promissory note (the “Note”) is for a period of one year and bears interest at 10% per annum. The principal and any accrued interest of the Note are convertible by the holder at a price of either (i) 90 day average trailing trading price of the stock or (ii) if an Eligible Offering of the Company’s stock (as defined in the Note) is made, 95% of the Public Offering Share price as defined in the Note.

On August 1, 2017, the Company entered into a subscription agreement to sell a convertible promissory note in the amount of $25,000 to an unrelated party. The convertible promissory note (the “Note”) is for a period of one year and bears interest at 10% per annum. The principal and any accrued interest of the Note are convertible by the holder at a price of either (i) 90 day trailing trading price of the stock or (ii) if an Eligible Offering of the Company’s stock (as defined in the Note) is made, 95% of the Public Offering Share price as defined in the Note.

On August 2, 2017, the Company agreed to pay an invoice in the amount of $28,856 using 2,886 shares of Common Stock at a price of $10.00 per share. On August 2, 2017, the price of our stock was $9.50.  The Company recorded other income of $1,443 on its consolidated statement of operations.

On August 4, 2017, the Company entered into a subscription agreement to sell a convertible promissory note in the amount of $50,000 to an unrelated party. The convertible promissory note (the “Note”) is for a period of one year and bears interest at 10% per annum. The principal and any accrued interest of the Note are convertible by the holder at a price of either (i) 90 day trailing trading price of the stock or (ii) if an Eligible Offering of the Company’s stock (as defined in the Note) is made, 95% of the Public Offering Share price as defined in the Note.

On August 21, 2017, the Company issued 59,320 shares of Common Stock to certain employees, pursuant to the 42 West Acquisition as as part of the 2017 Plan.

Subsequent to year end, the Company received a tax incentive payment from the State of North Carolina in the amount of $2,060,670 for filming a motion picture in that jurisdiction. The proceeds of the tax incentive were used to paydown the production loan.

On February 16, 2017, the Company entered into a subscription agreement pursuant to which the Company issued and sold to an  investor 50,000 shares of Common Stock at a price of $10.00 per Share. This transaction provided $500,000 in proceeds for the Company.

On March 30, 2017, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”), by and among the Company and Leslee Dart, Amanda Lundberg, Allan Mayer and the Beatrice B. Trust (the “Sellers”). Pursuant to the Purchase Agreement, on March 30, 2017, the Company acquired from the Sellers 100% of the membership interests of 42West, LLC, a Delaware limited liability company (“42West”) and 42West became a wholly-owned subsidiary of the Company (the “42West Acquisition”). 42West is an entertainment public relations agency offering talent publicity, strategic communications and entertainment content marketing. As consideration in the 42West Acquisition, the Company paid approximately $18.7 million in shares of Common Stock based on the Company’s 30-trading-day average stock price prior to the closing date of $9.22 per share (less certain working capital and closing adjustments, transaction expenses and payments of indebtedness), plus the potential to earn up to an additional $9.3 million in shares of Common Stock. As a result, the Company (i) issued 615,140 shares of Common Stock on the closing date (the “Initial Consideration”), (ii) will issue (a) 172,275 shares of Common Stock to certain employees within 30 days of the closing date, (b) 59,328 shares of Common Stock as bonuses during 2017 and (c) approximately 980,911 shares of Common Stock on January 2, 2018 (the "Post-Closing Consideration") and (iii) may issue approximately 981,563 shares of Common Stock based on the achievement of specified financial performance targets over a three-year period as set forth in the Purchase Agreement (the "Earn-Out Consideration", and together with the Initial Consideration and the Post-Closing Consideration, the "Consideration").

Each of Leslee Dart, Amanda Lundberg and Allan Mayer (the “Principal Sellers”) has entered into employment agreements with the Company and will continue as employees of the Company for a three-year term after the closing of the 42West Acquisition. The non-executive employees of 42West are expected to be retained as well. The Purchase Agreement contains customary representations, warranties and covenants. In connection with the 42West Acquisition, on March 30, 2017, the Company entered into put agreements (the “Put Agreements”) with each of the Sellers. Pursuant to the terms and subject to the conditions set forth in the Put Agreements, the Company has granted the Sellers the right, but not obligation, to cause the Company to purchase up to an aggregate of 1,187,094 of their shares of Common Stock received as Consideration for a purchase price equal to $9.22 per share during certain specified exercise periods set forth in the Put Agreements up until December 2020. In addition, in connection with the 42West Acquisition, on March 30, 2017, the Company entered into a registration rights agreement with the Sellers (the “Registration Rights Agreement”) pursuant to which the Sellers are entitled to rights with respect to the registration under the Securities Act of 1933, as amended (the “Securities Act”). All fees, costs and expenses of underwritten registrations under the Registration Rights Agreement will be borne by the Company. At any time after the one-year anniversary of the Registration Rights Agreement, the Company will be required, upon the request of such Sellers holding at least a majority of the Consideration received by the Sellers, to file a registration statement on Form S-1 and use its reasonable efforts to effect a registration covering up to 25% of the Consideration received by the Sellers. In addition, if the Company is eligible to file a registration statement on Form S-3, upon the request of such Sellers holding at least a majority of the Consideration received by the Sellers, the Company will be required to use its reasonable efforts to effect a registration of such shares on Form S-3 covering up to an additional 25% of the Consideration received by the Sellers. The Company is required to effect only one registration on Form S-1 and one registration statement on Form S-3, if eligible. The right to have the Consideration received by the Sellers registered on Form S-1 or Form S-3 is subject to other specified conditions and limitations.

On April 1, 2017, pursuant to the terms of the Purchase Agreement, each of the Principal Sellers notified the Company that they would exercise the put option. As a result, 43,384 shares of Common Stock were returned to the Company in exchange for an aggregate of $400,000. The Company retired the shares from the number of outstanding shares.

On March 31, 2017, KCF Investments LLC and BBCF 2011 LLC notified the Company that they would be exercising Warrants J and K to purchase 1,085,000 and 85,000, respectively of shares of Common Stock at a purchase price of $0.03 per share.  This transaction provided $35,100 in proceeds for the Company.

On April 10, 2017, the Company signed two separate promissory notes (the “Notes”) with one investor for an aggreagate amount of $300,000.  The Notes bear interest at 10% per annum, payable monthly, and have a maturity date of October 10, 2017.

On April 14, 2017, T Squared notified the Company that it would exercise 162,885 of Warrant E pursuant to the cashless exercise provision in Warrant E.  T Squared had previously paid $1,675,000 for the warrants.  The Company will issue a new warrant for the remaining 12,115 shares that T Squared can exercise at a price of $6.20 per share.

On June 29, 2017, the shareholders approved a change in the name of the Company to Dolphin Entertainment, Inc. The Company filed the amended and restated articles of incorporation with the State of Florida on July 6, 2017 to reflect the name change.

On September 13, 2017, Dolphin Entertainment, Inc. filed with the Florida Department of State Articles of Amendment to the Company’s Amended and Restated Articles of Incorporation (the “Articles of Amendment”) to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.015 per share, on a two (2) old for one (1) new basis (the “Reverse Stock Split”), providing that the Reverse Stock Split would become effective under Florida law on September 14, 2017. Immediately after the Reverse Stock Split the number of authorized shares of Common Stock was reduced from 400,000,000 shares to 200,000,000. As a result, each shareholder’s percentage ownership interest in the Company and proportional voting power remained unchanged. Any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share of Common Stock. Shareholder approval of the Reverse Stock Split was not required. All consolidated financial statements and per share amounts have been retroactively adjusted for the above amendment to authorized shares and the reverse stock split.